FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Price risk-commodities (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) $ / T USD ($) R$ / $ customer MW	Dec. 31, 2017 BRL (R$)
Commodity price risk exposure and sensitivity analysis
Fair value of Embedded derivative	R$ 371,022
Price risk
Commodity price risk exposure and sensitivity analysis
Main clients | customer	3
Cap price of aluminum as quoted on the LME | $ / T	2,773.21
Floor price of aluminum as quoted on the LME | $ / T	1,450.00
Price negative variance (in percent)	13.41%
Percentage of reduction in selic rate	3.70%
Percentage of offset by negative variation	7.60%
Loss in the operation with derivatives	R$ 57,404
Gain in the operation with derivatives		R$ 197,458
Price risk | USD
Commodity price risk exposure and sensitivity analysis
Price positive variance (in percent)	16.06%
Price risk | Maximum
Commodity price risk exposure and sensitivity analysis
percentage of selic rate	6.75%
Price of aluminum as quoted on the LME | $ / T	2,086
Price risk | Maximum | USD
Commodity price risk exposure and sensitivity analysis
Exchange rate | R$ / $	3.83
Price risk | Minimum
Commodity price risk exposure and sensitivity analysis
percentage of selic rate	6.50%
Price of aluminum as quoted on the LME | $ / T	1,928
Price risk | Minimum | USD
Commodity price risk exposure and sensitivity analysis
Exchange rate | R$ / $	3.30
Price risk | Albras | July 1 2004 to December 31 2006
Commodity price risk exposure and sensitivity analysis
Volume in Average Megawatts (MW) | MW	750
Price risk | Albras | January 1 2007 to December 31 2024
Commodity price risk exposure and sensitivity analysis
Volume in Average Megawatts (MW) | MW	800
Price increase risk | Scenario (25%)
Commodity price risk exposure and sensitivity analysis
Fair value of Embedded derivative	R$ 463,778
Price increase risk | Scenario (50%)
Commodity price risk exposure and sensitivity analysis
Fair value of Embedded derivative	R$ 695,666
Price decrease risk
Commodity price risk exposure and sensitivity analysis
Minimum commodity price for determination of contract premium | $	1,450
Price decrease risk | Scenario (25%)
Commodity price risk exposure and sensitivity analysis
Fair value of Embedded derivative	R$ 278,267
Price decrease risk | Scenario (50%)
Commodity price risk exposure and sensitivity analysis
Fair value of Embedded derivative	R$ 185,511